Debt - Growth Capital Advance (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2020 USD ($) tranche
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities	$ 0	$ 64,563,000	$ 0
Repayments of lines of credit	38,124,000	26,439,000	$ 0
Debt outstanding	0
Line of Credit | Growth Capital Advance Line Of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of tranches | tranche				3
Maximum borrowing capacity, under each tranche				$ 5,000,000
Maximum borrowing capacity				$ 15,000,000
Proceeds from borrowing on credit facilities		15,000,000
Repayments of lines of credit		$ 15,000,000
Liquidity threshold	65,000,000
Debt outstanding	$ 0